Shareholder Report, Holdings (Details)	May 31, 2024
C000213941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000213941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000213941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213941 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000213941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000213941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213941 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213941 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213941 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213941 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213941 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000213941 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213941 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213941 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000213941 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213941 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000213941 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213944 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000213944 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000213944 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[1]
C000213944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000213944 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[1]
C000213944 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[1]
C000213944 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000213944 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[1]
C000213944 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000213944 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[1]
C000213944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[1]
C000213944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000213944 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000213944 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000213944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
C000213944 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000213944 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000213944 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000213944 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000213944 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000213944 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[1]
C000213946 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000213946 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000213946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[2]
C000213946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000213946 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[2]
C000213946 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[2]
C000213946 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000213946 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[2]
C000213946 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[2]
C000213946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[2]
C000213946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[2]
C000213946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000213946 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000213946 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000213946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
C000213946 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000213946 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000213946 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[2]
C000213946 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000213946 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000213946 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[2]
C000213947 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000213947 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000213947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[3]
C000213947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000213947 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[3]
C000213947 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[3]
C000213947 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000213947 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[3]
C000213947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[3]
C000213947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[3]
C000213947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[3]
C000213947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000213947 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000213947 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000213947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[3]
C000213947 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000213947 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000213947 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[3]
C000213947 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000213947 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000213947 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[3]
C000213949 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213949 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000213949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213949 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000213949 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213949 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000213949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000213949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213949 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213949 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213949 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213949 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213949 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213949 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213949 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213949 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000213949 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213949 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000213942 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213942 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000213942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213942 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000213942 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213942 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213942 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213942 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000213942 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213942 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000213942 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213942 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213942 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213942 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000213942 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213942 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213942 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000213942 [Member] | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213942 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000213942 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000213945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000213945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[4]
C000213945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000213945 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[4]
C000213945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%	[4]
C000213945 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000213945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[4]
C000213945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000213945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[4]
C000213945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[4]
C000213945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000213945 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000213945 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000213945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[4]
C000213945 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4]
C000213945 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000213945 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[4]
C000213945 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000213945 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000213945 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[4]
C000213950 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213950 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213950 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000213950 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213950 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000213950 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213950 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000213950 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213950 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000213950 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213950 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000213950 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213950 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213950 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213950 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213950 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213950 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213950 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000213950 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213950 [Member] | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[2]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[3]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[4]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.